EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Partnership Units [Line Items]
Equity		$ 2,222	$ 4,068	$ (361)	$ (1,424)
Share issuance			339
Share capital
Schedule of Partnership Units [Line Items]
Equity		$ 1	392	$ 53	$ 53
Share issuance			$ 339
Class C Shares
Schedule of Partnership Units [Line Items]
Arrangement/reorganization (in shares)		(11,117,660)
Share issuance (in shares)	9,000,000		9,013,983
Class C Shares | Share capital
Schedule of Partnership Units [Line Items]
Number of share issued (in dollars per share)	$ 37.64
Share issuance	$ 339
Class B Shares
Schedule of Partnership Units [Line Items]
Arrangement/reorganization (in shares)		31,909
Share issuance (in shares)			0
Class B Shares | Share capital
Schedule of Partnership Units [Line Items]
Equity		$ 1